Goodwill - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 17,552	€ 8,860	€ 9,664
Additional recognition, goodwill		8,812
Increase (decrease) through net exchange differences, goodwill	(61)	(120)	(804)
Goodwill, At, ending balance	17,491	17,552	8,860
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	17,656	8,964	9,768
Additional recognition, goodwill		8,812
Increase (decrease) through net exchange differences, goodwill	(61)	(120)	(804)
Goodwill, At, ending balance	17,595	17,656	8,964
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	(104)	(104)	(104)
Additional recognition, goodwill		0
Increase (decrease) through net exchange differences, goodwill	0	0	0
Goodwill, At, ending balance	(104)	€ (104)	€ (104)
Orthoview
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	(37)
e-Prototypy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ (24)